Shareholders' Equity (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended											3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended
	May 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 15, 2012	Feb. 20, 2012	Dec. 15, 2011	Sep. 12, 2011	Feb. 21, 2011	Feb. 22, 2010	Feb. 27, 2008	Feb. 20, 2012 Dividend Declared [Member]	Dec. 31, 2011 Share Repurchase Program 2008 [Member]	May 31, 2012 Share Repurchase Program 2011 [Member]	Dec. 31, 2011 Share Repurchase Program 2011 [Member]	Jun. 15, 2012 ASR Program [Member]
Subsequent Event [Line Items]
Dividends on Common Stock, minimum										$ 0.32			$ 0.29	$ 0.27		$ 0.32
Dividends on Common Stock, maximum										$ 0.36			$ 0.32	$ 0.29		$ 0.36
Repurchases of shares, value		$ 350,800,000	$ 12,200,000	$ 372,900,000	$ 26,000,000	$ 150,000,000	$ 46,016,000	$ 40,955,000									$ 7,300,000		$ 101,600,000	$ 300,000,000
Authorized amount to be repurchased	1,000,000,000																			300,000,000
Maximum value of shares authorized to be repurchased under share repurchase program												300,000,000			300,000,000
Approved replenishment for stock repurchases											300,000,000
Remaining authorized repuchase capacity				624,700,000		300,000,000												233,000,000
Repurchase of shares		3,307,003	100,000	3,492,003	212,500	1,482,833	450,000	544,500												2,260,738
Treasury stock, percentage, acquired																				80.00%
Number of shares repurchased to date						4,218,433
Shares repurchased to date, value						401,900,000
Average cost per share																				$ 106.16
Treasury stock, percentage, delivered at program settlement																				20.00%
Bridge Loan		$ 250,000,000		$ 250,000,000		$ 0			$ 250,000,000